SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, other than as described in Note 9 and below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On April 14, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Roth CH II Merger SubCorp. (“Merger Sub”) and Reservoir Holdings, Inc. (“Reservoir”). Pursuant to the terms of the Merger Agreement, the business combination (the “Business Combination”) between the Company and Reservoir will be effected through the merger of Merger Sub with and into Reservoir (the “Merger”), with Reservoir surviving the Merger as a wholly owned subsidiary of the Company. The Business Combination is subject to customary conditions to closing, including receipt of approval of the Company’s stockholders and the concurrent closing of a $150 million private placement of the Company’s common stock to certain institutional and accredited investors. There can be no assurance that such conditions will be satisfied or that the Business Combination will be consummated on the terms contemplated by the Merger Agreement.

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 15, 2021, the Company entered into a mutually exclusive non-binding letter of intent (the “Letter of Intent”) with a target company (“Target Company”) for a potential business combination which would qualify as its initial business combination (the “Business Combination”).

Under the terms of the Letter of Intent, the Company and Target Company intend to enter into a definitive agreement pursuant to which the Company and Target Company would combine, with the former equity holders of both entities (following the completion of the Business Combination) holding equity in the combined publicly listed company. The completion of the Business Combination is subject to the completion of due diligence to the Company’s satisfaction, the negotiation and execution of definitive documentation and satisfaction of the conditions contained therein, including (i) completion of any required stock exchange and regulatory review and (ii) approval of the transaction by the Company’s stockholders and the Target Company’s stockholders. Accordingly, no assurances can be made by either party that the parties will successfully negotiate and enter into a definitive agreement, or that the proposed transaction will be consummated.